As filed with the Securities and Exchange Commission on August 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.10%
	Aerospace & Defense - 1.58%
9,957	Precision Castparts Corp.	$727,160

	Air Freight & Logistics - 2.79%
12,319	C. H. Robinson Worldwide, Inc.	642,436
19,296	Expeditors International Washington, Inc.	643,328
		1,285,764

	Beverages - 2.81%
27,009	The Coca-Cola Co.	1,296,162

	Capital Markets - 5.17%
6,270	BlackRock, Inc.	1,099,884
8,685	The Goldman Sachs Group, Inc.	1,280,516
		2,380,400

	Chemicals - 2.18%
10,294	The Mosaic Co.	456,024
7,700	Praxair, Inc.	547,239
		1,003,263

	Communications Equipment - 4.43%
27,387	QUALCOMM, Inc.	1,237,893
11,326	Research In Motion Ltd.*#	804,712
		2,042,605

	Computers & Peripherals - 11.20%
15,080	Apple, Inc.*	2,147,844
26,216	Hewlett-Packard Co.	1,013,249
19,145	International Business Machines Corp.	1,999,121
		5,160,214

	Construction & Engineering - 2.28%
20,496	Fluor Corp.	1,051,240

	Diversified Financial Services - 2.33%
31,452	JPMorgan Chase & Co.	1,072,828

	Electronic Equipment, Instruments & Components - 2.11%
60,528	Corning, Inc.	972,080

	Energy Equipment & Services - 1.43%
23,336	Cameron International Corp.*	660,409

	Food Products - 0.47%
4,630	Kellogg Co.	215,619

	Food & Staples Retailing - 2.12%
25,289	Walgreen Co.	743,497
4,846	Wal-Mart Stores, Inc.	234,740
		978,237

	Health Care Equipment & Supplies - 1.14%
13,600	Hospira, Inc.*	523,872

	Health Care Providers & Services - 4.37%
8,150	Express Scripts, Inc.*	560,312
16,470	McKesson Corp.	724,680
16,018	Medco Health Solutions, Inc.*	730,581
		2,015,573

	Hotels, Restaurants & Leisure - 3.81%
10,133	McDonald's Corp.	582,546
35,190	Yum! Brands, Inc.	1,173,235
		1,755,781

	Household Products - 0.93%
8,403	Procter & Gamble Co.	429,393

	Internet & Catalog Retail - 3.20%
17,640	Amazon.com, Inc.*	1,475,762

	Internet Software & Services - 6.43%
3,429	Baidu, Inc. - ADR*	1,032,438
4,585	Google, Inc. - Class A*	1,932,990
		2,965,428

	IT Services - 3.75%
36,990	Cognizant Technology Solutions Corp. - Class A*	987,633
11,890	Visa, Inc. - Class A	740,271
		1,727,904

	Media - 1.15%
23,586	Discovery Communications, Inc. - Class A*	531,864

	Metals & Mining - 2.07%
19,059	Freeport-McMoRan Copper & Gold, Inc.*	955,047

	Oil & Gas - 0.43%
5,150	XTO Energy, Inc.	196,421

	Oil, Gas & Consumable Fuels - 6.18%
19,354	CONSOL Energy, Inc.	657,262
3,563	Occidental Petroleum Corp.	234,481
7,451	Peabody Energy Corp.	224,722
17,562	Petrohawk Energy Corp.*	391,633
6,689	Petroleo Brasileiro S.A. - Petrobras - ADR	274,115
27,455	Southwestern Energy Co.*	1,066,627
		2,848,840

	Pharmaceuticals - 0.43%
3,483	Johnson & Johnson	197,834

	Road & Rail - 1.66%
14,651	Union Pacific Corp.	762,731

	Software - 11.25%
30,519	Adobe Systems, Inc.*	863,688
12,562	BMC Software, Inc.*	424,470
19,240	McAfee, Inc.*	811,735
87,795	Microsoft Corp.	2,086,887
46,650	Oracle Corp.	999,243
		5,186,023

	Specialty Retail - 0.39%
5,366	Best Buy Co., Inc.	179,707

	Textiles, Apparel & Luxury Goods - 0.96%
8,570	NIKE, Inc. - Class B	443,755

	Trading Companies & Distributors - 1.05%
5,886	W.W. Grainger, Inc.	481,946

	Total Common Stocks (Cost $38,539,862)	41,523,862

	EXCHANGE TRADED FUNDS - 5.08%
50,040	Consumer Staples Select Sector SPDR Fund	1,150,420
45,320	Health Care Select Sector SPDR Fund	1,192,369
	Total Exchange Traded Funds (Cost $2,325,142)	2,342,789

	SHORT-TERM INVESTMENTS - 7.28%
1,072,541	Aim Liquid Assets	1,072,541
1,331,540	AIM STIT-STIC Prime Portfolio	1,331,540
952,250	Short Term Treasury Investment	952,250
	Total Short-Term Investments (Cost $3,356,331)	3,356,331

	Total Investments in Securities (Cost $44,221,335) - 102.46%	47,222,982
	Liabilities in Excess of Other Assets - (2.46)%	(1,133,717)
	Net Assets - 100.00%	$46,089,265

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows**:

Cost of investments	$46,067,662

Gross unrealized appreciation	$3,852,584
Gross unrealized depreciation	(2,697,264)
Net unrealized appreciation	$1,155,320

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$4,386,869	$—	$—	$4,386,869
Consumer Staples	2,919,411	—	—	2,919,411
Energy	3,705,669	—	—	3,705,669
Financials	3,453,228	—	—	3,453,228
Health Care	2,737,280	—	—	2,737,280
Industrials	4,308,841	—	—	4,308,841
Information Technology	18,054,254	—	—	18,054,254
Materials	1,958,310	—	—	1,958,310
Total Equity	41,523,862	—	—	41,523,862

Exchange Traded Funds	2,342,789			2,342,789

Short-Term Investments	3,356,331	—	—	3,356,331

Total Investments in Securities	$47,222,982	$—	$—	$47,222,982

Rigel U.S. Equity Small-Mid Cap Growth Fund
Schedule of Investments
at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.98%
	Biotechnology - 3.84%
1,150	Alexion Pharmaceuticals, Inc.*	$47,288
1,700	Dendreon Corp.*	42,245
1,375	Myriad Genetics, Inc.*	49,019
344	Myriad Pharmaceuticals, Inc.*	1,598
		140,150

	Capital Markets - 1.20%
800	KBW, Inc.*	23,008
1,975	The Blackstone Group LP	20,816
		43,824

	Chemicals - 1.67%
2,175	Intrepid Potash, Inc.*	61,074

	Commercial Banks - 1.34%
1,300	BOK Financial Corp.	48,971

	Commercial Services & Supplies - 4.32%
1,225	I H S, Inc.*	61,091
737	Stericycle, Inc.*	37,978
2,050	Tetra Tech, Inc.*	58,733
		157,802

	Communications Equipment - 5.53%
1,550	F5 Networks, Inc.*	53,614
1,629	Neutral Tandem, Inc.*	48,088
2,275	Riverbed Technology, Inc.*	52,757
1,850	ViaSat, Inc.*	47,434
		201,893

	Computers & Peripherals - 1.32%
1,250	Synaptics, Inc.*	48,313

	Construction & Engineering - 3.08%
2,075	Aecom Technology Corp.*	66,400
3,925	MasTec, Inc.*	46,001
		112,401

	Diversified Consumer Services - 1.49%
250	Strayer Education, Inc.	54,528

	Diversified Financial Services - 0.62%
200	IntercontinentalExchange, Inc.*	22,848

	Electric Utilities - 0.62%
500	ITC Holdings Corp.	22,680

	Electrical Equipment - 1.16%
1,125	General Cable Corp.*	42,277

	Energy Equipment & Services - 2.71%
825	Core Laboratories NV*#	71,899
600	Oceaneering International, Inc.*	27,120
		99,019

	Food Products - 3.03%
1,900	Diamond Foods, Inc.	53,010
512	Green Mountain Coffee Roasters, Inc.*	30,269
450	Ralcorp Holdings, Inc.*	27,414
		110,693

	Health Care Equipment & Supplies - 6.44%
3,900	American Medical Systems Holdings, Inc.*	61,620
1,125	Edwards Lifesciences Corp.*	76,534
1,625	ResMed, Inc.*	66,186
1,150	Thoratec Corp.*	30,797
		235,137

	Health Care Technology - 1.70%
2,450	SXC Health Solutions Corp.*#	62,279

	Hotels, Restaurants & Leisure - 1.16%
1,300	Buffalo Wild Wings, Inc.*	42,276

	Household Products - 0.89%
600	Church & Dwight Co., Inc.	32,586

	Insurance - 0.76%
1,125	Tower Group, Inc.	27,878

	Internet & Catalog Retail - 4.19%
825	Netflix, Inc.*	34,106
550	Priceline.com, Inc.*	61,353
1,350	VistaPrint Ltd.*#	57,578
		153,037

	Internet Software & Services - 2.16%
2,167	Open Text Corp.*#	78,922

	Life Sciences Tools & Services - 5.47%
1,525	Illumina, Inc.*	59,383
2,425	Life Technologies Corp.*	101,171
2,114	QIAGEN N.V.*#	39,299
		199,853

	Machinery - 5.71%
2,375	Chart Industries, Inc.*	43,177
875	Flowserve Corp.	61,084
7,475	The Manitowoc Company, Inc.	39,319
900	Valmont Industries, Inc.	64,872
		208,452

	Media - 2.08%
3,375	Discovery Communications, Inc. - Class A*	76,106

	Metals & Mining - 1.03%
4,550	Silver Wheaton Corp.*#	37,492

	Oil, Gas & Consumable Fuels - 3.94%
2,700	Carrizo Oil & Gas, Inc.*	46,305
1,700	Concho Resources, Inc.*	48,773
2,200	Petrohawk Energy Corp.*	49,060
		144,138

	Semiconductor & Semiconductor Equipment - 3.68%
2,400	Atheros Communications*	46,176
1,450	Cree, Inc.*	42,615
1,250	Netlogic Microsystems, Inc.*	45,575
		134,366

	Software - 12.70%
1,125	ANSYS, Inc.*	35,055
1,500	BMC Software, Inc.*	50,685
3,975	Informatica Corp.*	68,330
2,475	Macrovision Solutions Corp.*	53,980
2,325	McAfee, Inc.*	98,092
3,425	Nuance Communications, Inc.*	41,408
750	Quality Systems, Inc.	42,720
2,350	Sybase, Inc.*	73,649
		463,919

	Specialty Retail - 6.14%
1,975	Aaron Rents, Inc.	58,894
1,615	The Buckle, Inc.	51,309
1,600	O'Reilly Automotive, Inc.*	60,928
1,375	Ross Stores, Inc.	53,075
		224,206

	Total Common Stocks (Cost $3,071,343)	3,287,120

	EXCHANGE TRADED FUNDS - 6.34%
2,000	iShares Morningstar Small Core Index Fund	111,300
3,300	iShares Russell Midcap Growth Index Fund	120,285
	Total Exchange Traded Funds (Cost $226,350)	231,585

	SHORT-TERM INVESTMENTS - 4.98%
80,074	AIM Liquid Assets	80,074
101,941	AIM STIT-STIC Prime Portfolio	101,941
	Total Short-Term Investments (Cost $182,015)	182,015

	Total Investments in Securities (Cost $3,479,708) - 101.30%	3,700,720
	Liabilities in Excess of Other Assets - (1.30)%	(47,627)
	Net Assets - 100.00%	$3,653,093

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows**:

Cost of investments	$3,500,171

Gross unrealized appreciation	$381,883
Gross unrealized depreciation	(181,334)
Net unrealized appreciation	$200,549

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at June 30, 2009

The Fund has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$492,574	$—	$—	$492,574
Consumer Staples	143,280	—	—	143,280
Energy	243,157	—	—	243,157
Financials	143,521	—	—	143,521
Health Care	680,140	—	—	680,140
Industrials	520,931	—	—	520,931
Information Technology	894,183	—	—	894,183
Materials	98,566	—	—	98,566
Telecommunication Services	48,088	—	—	48,088
Utilities	22,680	—	—	22,680
Total Equity	3,287,120	—	—	3,287,120

Exchange Traded Funds	231,585			231,585

Short-Term Investments	182,015	—	—	182,015

Total Investments in Securities	$3,700,720	$—	$—	$3,700,720

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    8/25/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/25/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/25/2009

* Print the name and title of each signing officer under his or her signature.